Loans and borrowings - Narrative (Details)		12 Months Ended
	Jun. 18, 2021 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023	Dec. 31, 2021 USD ($)	Sep. 28, 2021 USD ($)	Sep. 27, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 510,754,000		$ 508,595,000
Total leverage ratio		7.00		7.50
Weighted average incremental borrowing rates used to discount outstanding leases (as a percent)		4.37%		4.74%
Forecast
Disclosure of detailed information about borrowings [line items]
Total leverage ratio			6.50
Canadian prime rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		1.50%
LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		1.00%
Federal funds effective rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		0.50%
Statutory Reserve Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to ABR rate basis (as a percent)		0.50%
First Lien Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 498,199,000		$ 500,282,000
First Lien Credit Facilities | CAD
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 0		0
First Lien Credit Facilities | Alternate base rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%
First Lien Credit Facilities | Eurocurrency rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
First Lien Credit Facilities | Canadian prime rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		1.50%
First Lien Credit Facilities | Banker's acceptance rate | CAD
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		2.50%
First Lien Credit Facilities | Term SOFR | One Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.11%
First Lien Credit Facilities | Term SOFR | Three Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.26%
First Lien Credit Facilities | Term SOFR | Six Month Period
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.43%
First Lien Credit Facilities | Daily simple SOFR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)		0.26%
Term loan facilities
Disclosure of detailed information about borrowings [line items]
Borrowing facility capacity available, minimum				211,971
Total financing capacity available	$ 511,971	$ 504,292,000		$ 511,971,000
Interest rate (as a percent)	1.00%	6.89%		3.00%
Term extension	1 year
Borrowing costs incurred	$ 5,373
Borrowings	300,000	$ 498,199,000		$ 500,282,000
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowing facility capacity available, minimum				100,000
Total financing capacity available	$ 350,000	385,000,000		385,000,000	$ 385,000,000	$ 350,000,000
Borrowings		0		0
Letter of Credit Facilities
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 46,125		$ 46,125